Property and Equipment - Summary of Land, Buildings and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Right-of-use assets		$ 49
Work-in-progress not subject to depreciation	$ 306		$ 173
Increase (decrease) through transfers, property, plant and equipment	$ 103